NET LOSS PER SHARE - Antidilutive securities excluded from computation of earnings per share (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	5,290,777	2,639,276
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	25,681,732	9,142,068